U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Loomis Sayles Funds
          One Financial Center
          Boston, MA 02111

2.   Name of each series or class of funds for which this notice is filed:

          Loomis Sayles Core Value Fund
          Loomis Sayles Growth Fund
          Loomis Sayles International Equity Fund
          Loomis Sayles Small Cap Value Fund
          Loomis Sayles Worldwide Fund
          Loomis Sayles Bond Fund
          Loomis Sayles Global Bond Fund
          Loomis Sayles High Yield Fund
          Loomis Sayles Municipal Bond Fund
          Loomis Sayles Short-Term Bond Fund
          Loomis Sayles U.S. Government Securities Fund

3.   Investment Company Act File Number: 811-6241
     Securities Act File Number: 33-39133

4.   Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

9.   Number and aggregate sale price of securities sold during the fiscal year:

     Loomis Sayles Core Value Fund:        529,829 shares;   $ 8,135,687
     Loomis Sayles Growth Fund:            544,697 shares;   $ 8,655,405
     Loomis Sayles International
     Equity Fund:                           960,299 shares;  $11,920,606
     Loomis Sayles Small Cap Value Fund:  4,541,136 shares;  $79,316,546
     Loomis Sayles Worldwide Fund:         475,045 shares;   $ 4,759,937
     Loomis Sayles Bond Fund:           30,770,089 shares;  $380,541,907
     Loomis Sayles Global Bond Fund:     1,525,167 shares;   $18,653,771
     Loomis Sayles High Yield Fund:        189,979 shares;   $ 1,915,483
     Loomis Sayles Municipal Bond Fund:    130,141 shares;   $ 1,455,513
     Loomis Sayles Short-Term Bond Fund: 1,283,882 shares;   $12,426,078
     Loomis Sayles U.S. Government
     Securities Fund:                      864,647 shares;   $ 8,983,613
     ===============================    ==================   ============
     Total:                             41,814,911 shares;  $536,764,546


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Loomis Sayles Core Value Fund:         529,829 shares; $  8,135,687
     Loomis Sayles Growth Fund:             544,697 shares; $  8,655,405
     Loomis Sayles International
     Equity Fund:                           960,299 shares; $ 11,920,606
     Loomis Sayles Small Cap Value Fund:  4,541,136 shares; $ 79,316,546
     Loomis Sayles Worldwide Fund:          475,045 shares; $  4,759,937
     Loomis Sayles Bond Fund:            30,770,089 shares; $380,541,907
     Loomis Sayles Global Bond Fund:      1,525,167 shares; $ 18,653,771
     Loomis Sayles High Yield Fund:         189,979 shares; $  1,915,483
     Loomis Sayles Municipal Bond Fund: 130,141 shares; $ 1,455,513 Loomis Sayles Short-Term Bond Fund: 1,283,882 shares; $ 12,426,078 Loomis Sayles U.S. Government
     Securities Fund:                       864,647 shares; $  8,983,613
     =================================   ================== ============
     Total:                              41,814,911 shares; $536,764,546


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Loomis Sayles Core Value Fund:         317,340 shares;  $  4,975,617
     Loomis Sayles Growth Fund:             781,186 shares;  $ 10,831,597
     Loomis Sayles International
     Equity Fund:                           253,208 shares;  $  3,305,494
     Loomis Sayles Small Cap Value Fund:  1,057,710 shares;  $ 18,271,195
     Loomis Sayles Worldwide Fund:           13,134 shares;  $    140,137
     Loomis Sayles Bond Fund:             2,592,881 shares;  $ 31,775,376
     Loomis Sayles Global Bond Fund:         92,817 shares;  $  1,145,834
     Loomis Sayles High Yield Fund:           3,048 shares;  $     30,815
     Loomis Sayles Municipal Bond Fund:      28,120 shares;  $    315,911
     Loomis Sayles Short-Term Bond Fund:    106,059 shares;  $  1,027,017
     Loomis Sayles U.S. Government
     Securities Fund:                       129,259 shares;  $  1,274,113
     =================================      =================  ============
     Total:                                 5,374,762 shares  $ 73,093,106

12. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                   $536,764,546

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from
           Item 11, if applicable):
                                                             + 73,093,106

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                                 - 254,526,008

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to rule
           24e-2 (if applicable):                           +       -0-

      (v)  Net aggregate price of securities sold
           and issued during the fiscal year in reliance
           on rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):      $355,331,644

       (vi) Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other
            applicable law or regulation (see Instruction
            C.6):                                             x  1/3300

       (vii) Fee due [line (i) or line (v) multiplied by
             line (vi)]:                                     $107,676.26

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of
    Informal and Other Procedures (17 CFR 202.3a):                XX

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997




                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
                                                 /s/ Daniel J. Fuss
                                             Daniel J. Fuss, President

Date: February 28, 1997


* Please print the name and title of the signing officer below the signature.


ROPES & GRAY
One International Place
Boston, Massachusetts 02110-2624
(617) 951-7000
Fax: (617) 951-7050

February 25, 1997

Loomis Sayles Funds
One Financial Center
Boston, Massachusetts  02111

Gentlemen:

     You have informed us that you intend to file a notice on Form 24F-2 (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of
1940, as amended, making definite the registration of 41,814,911 of your shares of beneficial interest, no par value (the "Shares"), sold in reliance upon the Rule during your fiscal year ended December 31, 1996.

     We have examined your Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") on file in the office of the Secretary of State of The Commonwealth of Massachusetts and are familiar with the action taken by your Trustees to authorize the issuance and sale from time to time of your authorized and unissued shares of beneficial interest at not less than net asset value. We have also examined a copy of your By-Laws and such other documents as we have deemed necessary for the purposes of this opinion.

      Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

    Loomis Sayles Funds (the "Trust") is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the particular series of shares for all loss and expense of any shareholder held personally liable solely by reason of being or having been a shareholder of that series. Thus, the risk of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Notice when filed with the Commission.

                                                  Very truly yours,
                                                  /s/ Ropes & Gray
                                                  Ropes & Gray